Risk Management - Summary of Reconciliation of Changes in Fair Value Measurement, Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in fair value measurement, assets
Beginning balance	₩ 25,175,820
Ending balance	26,197,311	₩ 25,175,820
At fair value
Changes in fair value measurement, assets
Beginning balance	4,214,122
Ending balance	5,542,186	4,214,122
At fair value | Financial assets at fair value through profit or loss, category [member]
Changes in fair value measurement, assets
Beginning balance	2,711,285
Ending balance	2,176,172	2,711,285
At fair value | Financial assets at fair value through other comprehensive income, category [member]
Changes in fair value measurement, assets
Beginning balance	502,443
Ending balance	674,850	502,443
At fair value | Level 3 | Financial assets at fair value through profit or loss, category [member] | Cooperative [member]
Changes in fair value measurement, assets
Beginning balance	6,735	6,329
Acquisition	0	0
Reclassified category	22	270
Valuation	115	136
Disposal	0	0
Foreign currency translation and others	0	0
Ending balance	6,872	6,735
At fair value | Level 3 | Financial assets at fair value through other comprehensive income, category [member] | Unlisted Securities [Member]
Changes in fair value measurement, assets
Beginning balance	212,762	202,243
Acquisition	4,000	9,550
Reclassified category	0	0
Valuation	88,256	5,445
Disposal	0	(5,332)
Foreign currency translation and others	4,691	856
Ending balance	309,709	212,762
At fair value | Level 3 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Changes in fair value measurement, assets
Beginning balance	4,627	529
Acquisition	0	4,080
Reclassified category	0	0
Valuation	418	18
Disposal	0	0
Foreign currency translation and others	0	0
Ending balance	₩ 5,045	₩ 4,627